Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Contributed Surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2022	$ 293,410	$ 5,085	$ 90,332	$ (352,084)	$ (967)	$ 35,776
IfrsStatementLineItems [Line Items]
Net loss				(4,255)		(4,255)
Foreign currency translation adjustments					(168)	(168)
Actuarial loss on defined benefit plans				(162)		(162)
Comprehensive income				(4,417)	(168)	(4,585)
Share-based compensation costs			17			17
Balance at Mar. 31, 2023	293,410	5,085	90,349	(356,501)	(1,135)	31,208
Balance at Dec. 31, 2023	293,410	5,085	90,710	(369,831)	(1,178)	18,196
IfrsStatementLineItems [Line Items]
Net loss				(5,752)		(5,752)
Foreign currency translation adjustments					199	199
Actuarial loss on defined benefit plans				319		319
Comprehensive income				(5,433)	199	(5,234)
Share-based compensation costs			8			8
Balance at Mar. 31, 2024	$ 293,410	$ 5,085	$ 90,718	$ (375,264)	$ (979)	$ 12,970